SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements differ from the financial statements prepared by the group’s individual legal entities for statutory purposes in that they reflect certain adjustments, not recorded in the accounting records of the group’s individual legal entities, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. Distributable retained earnings of the Company are based on amounts reported in statutory accounts of individual entities and may significantly differ from amounts calculated on the basis of U.S. GAAP.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the parent company and the entities it controls. All inter‑company transactions and balances within the Company have been eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to fair values of financial instruments, income taxes, impairment assessments of goodwill and intangible assets, useful lives of property and equipment and intangible assets, contingencies, fair values of share-based awards, and accounts receivable allowance. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Reclassification

Reclassifications and changes in presentation

In the first quarter of 2017, Yandex elected to early adopt an ASU “Statement of Cash Flows: Restricted Cash”, which provided revised guidance on the classification and presentation of restricted cash in the statement of cash flows on a retrospective basis. Prior periods have been adjusted accordingly. The effect of the reclassifications is presented below:

Consolidated Statements of Cash flows

	2015	2016
	RUB	RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Prepaid expenses and other assets	(21)	(163)
Accounts payable and accrued liabilities	(180)	—
CASH FLOWS USED IN INVESTING ACTIVITIES:
Escrow cash deposit	(58)	—
CASH FLOWS USED IN FINANCING ACTIVITIES:
Payment for contingent consideration	(188)	(528)
Effect of exchange rate changes on cash and cash equivalents	336	(121)
Net change in cash and cash equivalents	(111)	(812)
Cash and cash equivalents at beginning of period	1,501	1,390
Cash and cash equivalents at end of period	1,390	578

Also certain reclassifications have been made to the prior years’ consolidated balance sheets and consolidated statements of income due to aggregation/separation of certain line items.

Consolidated Balance Sheets

2016
RUB
Restricted cash, non-current	(442)
Other non-current assets	442

Consolidated Statements of Income

In 2015 and 2016 interest expense was netted against interest income, starting 2017 interest expense is presented as a separate line in the consolidated statements of income.

	2015	2016
	RUB	RUB
Interest income	3,037	2,863
Interest expense	(1,293)	(1,208)
Interest income, net	1,744	1,655

Other	Other In 2017, the Company changed the presentation of the effective income tax rate reconciliation from 20% in prior years to the Dutch statutory rate of 25% (see Note 10).
Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company’s parent company is the U.S. dollar. The functional currency of the Company’s operating subsidiaries is generally the respective local currency. The Company has elected the Russian ruble as its reporting currency. All balance sheet items are translated into Russian rubles based on the exchange rate on the balance sheet date and revenue and expenses are translated at monthly weighted average rates of exchange. Translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income. Foreign exchange transaction gains and losses are included in other income/ (loss), net in the accompanying consolidated statements of income.

Convenience Translation

Convenience Translation

Translations of amounts from RUB into U.S. dollars for the convenience of the reader have been made at the exchange rate of RUB 57.6002 to $1.00, the prevailing exchange rate as of December 31, 2017. No representation is made that the RUB amounts could have been, or could be, converted into U.S. dollars at such rate.

Certain Risks and Concentrations

Certain Risks and Concentrations

The Company’s revenues are principally derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in users’ internet preferences or advertiser spending behavior could adversely affect the Company’s financial position and results of operations.

In addition, the Company’s principal business activities are within the Russian Federation. Laws and regulations affecting businesses operating in the Russian Federation are subject to frequent changes, which could impact the Company’s financial position and results of operations.

Approximately half of the Company’s revenue is collected on a prepaid basis; credit terms are extended to major sales agencies and to larger loyal clients. Accounts receivable are typically unsecured and are primarily derived from revenues earned from customers located in the Russian Federation.

No individual customer or groups of affiliated customers represented more than 10% of the Company’s revenues or accounts receivable in 2015, 2016 and 2017.

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist, in addition to accounts receivable, primarily of cash, cash equivalents, debt securities and term deposits. The primary focus of the Company’s treasury strategy is to preserve capital and meet liquidity requirements.

The Company’s treasury policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating for banking relationships. To manage the risk exposure, the Company maintains its portfolio of investments in a variety of term deposits, highly‑rated debt instruments issued by financial institutions and money market funds.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues when the services have been rendered, the price is fixed or determinable, persuasive evidence of an arrangement exists, and collectability is reasonably assured. Revenue is recorded net of value added tax (“VAT”).

The Company’s principal revenue streams and their respective accounting treatments are discussed below:

Online Advertising Revenues +

Online Advertising Revenues

The Company’s advertising revenue is generated from serving online ads on its own websites and on Yandex ad network members’ websites. Advance payments received by the Company from advertisers are recorded as deferred revenue on the Company’s consolidated balance sheet and recognized as advertising revenues in the period services are provided.

Advertising sales commissions and bonuses that are paid to agencies are accounted for as an offset to revenues and amounted to RUB 4,113, RUB 5,633 and RUB 7,375 ($128.0) in 2015, 2016 and 2017, respectively.

In accordance with U.S. GAAP, the Company reports advertising revenue gross of fees paid to Yandex ad network members, because the Company is the primary obligor to its advertisers and retains collection risk. The Company records fees paid to ad network members as traffic acquisition costs, a component of cost of revenues.

The Company recognizes online advertising revenue based on the following principles:

The Company’s Yandex.Direct service offers advertisers the ability to place performance-based ads on Yandex and Yandex ad network member websites targeted to users’ search queries or website content. The Company recognizes as revenues fees charged to advertisers as “click‑throughs” occur. A “click‑through” occurs each time a user clicks on one of the performance‑based ads that are displayed next to the search results or on the content pages of Yandex or Yandex ad network members’ websites. The Company’s Yandex.Market services are priced on a cost‑per‑click (CPC) basis, similar to Yandex.Direct. Yandex.Market also operates on a take-rate-based model.

The Company recognizes revenue from brand advertising on its websites and on Yandex ad network member websites as “impressions” are delivered. An “impression” is delivered when an advertisement appears on pages viewed by users.

Other Revenue

Other Revenue

The Company’s other revenue primarily consists of commissions for providing ride-sharing services related to the Company’s Yandex.Taxi service. The Company recognizes other revenue in the period the services are provided to the users. For ride-sharing services provided to individual transportation services users, the Company is not a primary obligor and reports only Yandex.Taxi’s commission fees as revenue. For services provided to corporate transportation services clients the Company acts as the primary obligor and revenue and related costs are recorded gross. Promotional discounts to users and minimum fare guarantees are netted against revenues. In case such discounts and minimum fare guarantees exceed the related revenues, the excess is presented in sales, general and administrative expenses in the consolidated statements of income.

The Сompany recorded RUB 9,737 ($169.0) of promotional discounts to users and minimum fare guarantees in 2017 (RUB 2,383 in 2016), of which RUB 4,606 ($80.0) (RUB 592 in 2016) were netted against revenues and RUB 5,131 ($89.1) (RUB 1,791 in 2016) were presented in sales, general and administrative expenses.

Cost of Revenues

Cost of Revenues

Cost of revenues primarily consists of traffic acquisition costs. Traffic acquisition costs consist of amounts ultimately paid to Yandex ad network members and to certain other partners (“distribution partners”) who distribute the Company’s products or otherwise direct search queries to the Company’s websites. These amounts are primarily based on revenue‑sharing arrangements with ad network members and distribution partners. Traffic acquisition costs are expensed as incurred. Cost of revenues also includes expenses associated with the operation of the Company’s data centers, including personnel costs, rent, utilities and bandwidth costs; as well as content acquisition costs and other cost of revenues.

Product Development Expenses

Product Development Expenses

Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Company’s search engine and other Company’s websites and technology platforms. Product development expenses also include rent and utilities attributable to office space occupied by development staff.

Software development costs, including costs to develop software products, are expensed before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented.

Advertising and Promotional Expenses

Advertising and Promotional Expenses

The Company expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2015, 2016 and 2017, promotional and advertising expenses totaled approximately RUB 2,738, RUB 7,132 and RUB 13,054 ($226.6), respectively.

Government Funds Contributions

Government Funds Contributions

The Company makes contributions to governmental pension, medical and social funds on behalf of its employees. In Russia, the amount was calculated using a regressive rate (from 14% to 4% for accredited IT outsourcing providers and from 30% to 15% for other companies in 2017  and from 30% to 15% for all companies in 2015 and 2016) based on the annual compensation of each employee. These contributions are expensed as incurred.

Share-Based Compensation

Share‑Based Compensation

The Company grants share options, share appreciation rights (“SARs”), restricted share units (“RSUs”) and business unit equity awards (together, “Share‑Based Awards”) to its employees and consultants.

The Company estimates the fair value at the grant date of share options, SARs and business unit equity awards that are expected to vest using the Black‑Scholes‑Merton (“BSM”) pricing model and recognizes the fair value on a straight‑line basis over the requisite service period. The fair value of RSUs is measured based on the fair market values of the underlying share on the dates of grant.

The assumptions used in calculating the fair value of Share‑Based Awards represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the Company’s share‑based compensation expense could be materially different in the future. In particular, before the fourth quarter of 2016 the Company was required to estimate the probability that performance conditions that affect the vesting of certain awards would be achieved, and only recognized expense for those shares expected to vest. Starting from the fourth quarter of 2016 the Company accounts for forfeitures as they occur.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant‑date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share‑based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share‑based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

Income Taxes

Income Taxes

The current provision for income tax is calculated as the estimated amount expected to be recovered from or paid to the tax authorities based on the taxable income for the period. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including operating loss and carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as non‑current. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. In making such a determination, management consider all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

The tax benefits of uncertain income tax positions are recognized in the financial statements if it is more likely than not that they will be sustained on audit by the tax authorities, including resolution of related appeals or litigation processes, if any.

Recognized tax benefits are measured as the largest amount that is greater than 50% likely of being realized upon settlement.

The Company recognizes interest and penalties related to unrecognized tax benefits within the provision for income taxes line in the consolidated statements of income. Accrued interest and penalties are presented in the consolidated balance sheets within other accrued liabilities, non-current or accounts payable and accrued liabilities together with unrecognized tax benefits based on the timing of expected resolution.

Comprehensive Income

Comprehensive Income

Comprehensive income is defined as the change in equity during a period from non‑owner sources. U.S. GAAP requires the reporting of comprehensive income in addition to net income. Comprehensive income of the Company includes net income and foreign currency translation adjustments. For the years ended December 31, 2015, 2016 and 2017 total comprehensive income included, in addition to net income, the effect of translating the financial statements of the Company’s legal entities domiciled outside of Russia from these entities’ functional currencies into Russian rubles.

Accumulated other comprehensive income of RUB 896 as of December 31, 2016 and RUB 1,864 ($32.3) as of December 31, 2017 solely comprises cumulative foreign currency translation adjustment.

Redeemable Noncontrolling Interests

Redeemable Noncontrolling Interests

Ownership interests in the Company’s consolidated subsidiaries held by the senior employees of these subsidiaries are considered redeemable as according to the terms of the business unit equity awards the employees have the right to redeem their interests for cash. Accordingly, such redeemable noncontrolling interests have been presented as mezzanine equity in the consolidated balance sheets.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments carried on the balance sheet include cash and cash equivalents, term deposits, restricted cash, investments in debt and equity securities, accounts receivable, loans to employees, accounts payable, accrued liabilities and convertible debt. The carrying amounts of cash and cash equivalents, short-term deposits, current restricted cash, accounts receivable, accounts payable and accrued liabilities approximate their respective fair values due to the short‑term nature of those instruments.

Term Deposits

Term Deposits

Bank deposits are classified depending on their original maturity as (i) cash and cash equivalents if the original maturities are three months or less; (ii) current term deposits if the original maturities are more than three months, but no more than one year; and (iii) non‑current term deposits if the original maturities are more than one year.

Investments in Debt Securities

Investments in Debt Securities

The Company’s investments in debt securities as of December 31, 2016 are classified as held to maturity and are measured and presented at amortized cost, except for credit-linked notes (Notes 5, 7), which are measured and presented at fair value. The interest related to investments in debt securities is reported as a part of interest income in the consolidated statements of income.

Investments in Equity Securities

Investments in Equity Securities

Investments in the stock of entities in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for using the equity method. The Company records its share of the results of these companies within the other income/(loss), net line on the consolidated statements of income. Investments in the non‑marketable stock of entities in which the Company can exercise little or no influence are accounted for using the cost method. Both equity and cost method accounted investments are included in investments in non‑marketable equity securities line on the consolidated balance sheets.

The Company reviews its investments in equity securities for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income, net and a new cost basis in the investment is established.

Variable Interest Entities

Variable Interest Entities

Entities that do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as variable interest entities (“VIE”). A VIE is consolidated by the variable interest holder that is determined to have the controlling financial interest (primary beneficiary) as a result of having both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. The Company determines whether it is the primary beneficiary of an entity subject to consolidation based on a qualitative assessment of the VIE’s capital structure, contractual terms, nature of the VIE’s operations and purpose, and the Company’s relative exposure to the related risks of the VIE on the date it becomes initially involved in the VIE. The Company reassesses its VIE determination with respect to an entity on an ongoing basis.

As of December 31, 2016 and 2017, the Company held interests in a third party, Edadeal, a Russian limited liability company (“Edadeal”) through loans and 10% equity investments. Edadeal is primarily financed by the Company’s loans and operates an application for grocery shopping offers, coupons and cashback. The Company has treated Edadeal as a VIE since Edadeal does not have sufficient equity at risk. The Company has determined that it should not consolidate Edadeal as it is not the primary beneficiary and lacks power through voting or similar rights to direct the activities that most significantly affect Edadeal’s economic performance. The Company’s investments related to Edadeal included in investments in non-marketable equity securities and loans granted to third parties (Note 5) totaled RUB 194 and RUB 361 ($6.3) as of December 31, 2016 and 2017, respectively, representing the Company’s maximum exposure to loss.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable are stated at their net realizable value. The Company provides an allowance for doubtful accounts based on management’s periodic review for recoverability of accounts receivable from customers and other receivables. The Company evaluates the collectability of its receivables based upon various factors, including the financial condition and payment history of major customers, an overall review of collections experience of other accounts and economic factors or events expected to affect the Company’s future collections.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their useful lives. Capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

Depreciation is computed under the straight‑line method using estimated useful lives as follows:

Estimated useful lives
Servers and network equipment	3.0 years
Infrastructure systems	3.0 - 10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0 - 20.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	3.0 ‑ 5.0 years

Land is not depreciated.

Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of purchase consideration over the Company’s share of fair value of the net assets of acquired businesses. During the measurement period, which may be up to one year from the acquisition date, the Company may prospectively apply adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill.  Goodwill is not subject to amortization but is tested for impairment at least annually.

The Company performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Company believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit’s net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit’s carrying amount is greater than its fair value, the Company recognizes a goodwill impairment charge for the amount by which the carrying value of a reporting unit exceeds its fair value. The Company did not recognize any goodwill impairment for the years ended December 31, 2016 and 2017; in 2015 the Company recognized impairment of RUB 576 related to its earlier KinoPoisk acquisition (Note 9).

The Company amortizes intangible assets using the straight-line method and estimated useful lives of assets ranging from 1 to 10 years, with a weighted‑average life of 5.1 years:

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0-10.0 years
Customer relationships	2.0-10.0 years
Patents and licenses	6.8 years
Non-compete agreements	2.0-5.0 years
Trade names and domain names	2.0-10.0 years
Workforce	4.0 years
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Impairment of Long lived Assets Other Than Goodwill

Impairment of Long-lived Assets Other Than Goodwill

The Company evaluates the carrying value of long‑lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management’s estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In the first quarter of 2017, the Company early adopted an ASU which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the consolidated statement of cash flows. The amendment should be adopted retrospectively. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

Effective December 31, 2017, the Company early adopted an ASU that clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new standard was applied on a prospective basis. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

Effective December 31, 2017, the Company early adopted an ASU that simplifies the subsequent measurement of goodwill by removing the second step of the two-step impairment test. The new standard was applied on a prospective basis. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

Effective December 31, 2017, the Company early adopted an ASU that amended the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards. The new standard was applied on a prospective basis. The adoption of this ASU did not have a material effect on the Company’s consolidated financial statements.

Effect of Recently Issued Accounting Pronouncements

Effect of Recently Issued Accounting Pronouncements

In May 2014, the FASB issued an ASU on revenue from contracts with customers that will replace all current U.S. GAAP guidance on this topic and eliminate all industry-specific guidance. The new guidance (i) removes inconsistencies, and weaknesses in revenue requirements, (ii) provides a more robust framework for addressing revenue issues, (iii) improves comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets, (iv) provides more useful information to users of financial statements through improved disclosure requirements, and (v) simplifies the preparation of financial statements by reducing the number of requirements to which an entity must refer. The core principle is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. Following amendments in August 2015, the guidance is effective for annual reporting periods beginning after December 15, 2017 including interim periods within that reporting period. The amendments to this guidance issued in March 2016 clarify the implementation guidance on principal versus agent considerations (reporting revenue gross versus net). The Company adopted the standard using the modified retrospective method applied to those contracts which were not completed as of January 1, 2018. The cumulative effect of initially applying the standard is recorded as an adjustment to opening retained earnings as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with the Conpany’s historic accounting under Topic 605. The adoption of ASU 2014-09 did not have a material impact on the Company’s consolidated financial position, results of operations, equity or cash flows as of the adoption date or for the year ended December 31, 2017.

In January 2016, the FASB issued an ASU amending the guidance on the classification and measurement of financial instruments. Although the guidance retains many current requirements, it significantly revises accounting for (1) the classification and measurement of investments in equity securities and (2) the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU also amends certain disclosure requirements associated with the fair value of financial instruments. The adoption of this guidance is effective for reporting periods beginning on or after December 15, 2017 with early adoption permitted for certain provisions of the ASU. The Company is currently evaluating the impact of the new guidance and the method of adoption.

In February 2016, the FASB issued an ASU on accounting for leases which introduces a model that brings most leases on the lessee’s balance sheet. The amendments are effective for annual reporting periods beginning after December 15, 2018, including interim periods within those annual reporting periods. Early adoption is permitted. The Company anticipates that the adoption of new standard will materially affect the consolidated balance sheets. The Company is currently evaluating the impact of the new guidance and the method of adoption. Further in January 2018, the FASB has issued an ASU which permits an entity to elect an optional transition practical expedient to not evaluate under new Topic “Leases” land easements that exist or expired before the entity’s adoption of new Topic “Leases” and that were not previously accounted for as leases under current Topic “Leases”. This ASU is effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2019, and is currently evaluating the effect that the guidance will have on the consolidated financial statements and related disclosures.

In June 2016, the FASB issued an ASU which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost to be presented at the net amount expected to be collected. The ASU is effective for reporting periods beginning after December 15, 2019. Early adoption is permitted for reporting periods beginning after December 15, 2018. The Company is currently evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.

In October 2016, the FASB issued an ASU which requires the Company to recognize the income-tax consequences of an intra-entity transfer of an asset other than inventory, when the transfer occurs. The ASU is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The amendments in this ASU should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company is currently evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.

In February 2017, the FASB issued an ASU that clarifies the scope of the derecognition of nonfinancial assets and provides guidance for the partial sales of nonfinancial assets in context of the new revenue standard. The ASU is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2018, and is currently evaluating the effect that the guidance will have on the consolidated financial statements and related disclosures.

In May 2017, the FASB issued an update to clarify when to account for a change to the terms or conditions of a share-based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. This ASU is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2018, and is currently evaluating the effect that the guidance will have on the consolidated financial statements and related disclosures.

In July 2017, the FASB issued an ASU which makes limited changes to the Board’s guidance on classifying certain financial instruments as either liabilities or equity. The ASU’s objective is to improve (1) the accounting for instruments with “down-round” provisions and (2) the readability of the guidance in ASC Distinguishing Liabilities From Equity, on distinguishing liabilities from equity by replacing the indefinite deferral of certain pending content with scope exceptions. This ASU is effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2019, and is currently evaluating the effect that the guidance will have on the consolidated financial statements and related disclosures.

In August 2017, the FASB issued amendments to hedge accounting intended to better align a company's risk management strategies and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and presentation of hedge results. The amendments expand and refine accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and hedged item in the financial statements. This ASU is effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2019, and is currently evaluating the effect that the guidance will have on the consolidated financial statements and related disclosures.

In September 2017, the FASB has issued an ASU “Revenue Recognition”, ASU “Revenue from Contracts with Customers” and ASU “Leases”: Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.” This ASU is effective upon adoption of ASC “Revenue from Contracts with Customers” and ASC “Leases”. The Company is still in the process of evaluating the impact of adopting this new accounting standard on its financial statements and related disclosures.

In November 2017, the FASB has issued an ASU that amends various paragraphs in ASC “Income Statement – Reporting Comprehensive Income”, ASC “Revenue Recognition” and ASC “Revenue from Contracts with Customers” that contain SEC guidance. This ASU is effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2018, and is currently evaluating the effect that the guidance will have on the consolidated financial statements and related disclosures.

In February 2018, the FASB issued an ASU that amending the guidance on the reclassification of certain tax effects from accumulated other comprehensive income in ASC “Income Statement – Reporting Comprehensive Income”. The ASU required a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the newly enacted federal corporate income tax rate as a result of the Tax Cuts and Jobs Act. The amount of the reclassification is the difference between the historical corporate income tax rate and the newly enacted twenty-one percent corporate income tax rate. The ASU is effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The Company currently anticipates adopting the standard effective January 1, 2018, and is currently evaluating the impact that the guidance will have on the consolidated financial statements.

In February 2018, the FASB issued an ASU “Technical Corrections and Improvements to Financial Instruments – Recognition and Measurement of Financial Assets and Financial Liabilities”. This ASU was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU “Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities”. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic “Fair Value Measurement”, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued. This ASU is effective for reporting periods beginning after December 15, 2017 and interim periods within those fiscal years beginning after June 15, 2018. The Company is currently evaluating the impact of the new guidance and the method of adoption.